INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Differences between Income Tax Expense and Amount Obtained by Multiplying Pre-Tax Income by U.S. Statutory Federal Income Tax Rate

Income tax expense differs from the amount of income tax determined by applying the United States statutory federal income tax rate of 35% to pre-tax income due to the following:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Federal Income Tax Expenses at Statutory Rate	$56	$52	$37
State Income Tax Espense, Net of Federal Deduction	7	7	5
Federal/State Tax Credits	(5)	(2)	(1)
Allowance for Equity Funds Used During Construction	(2)	(1)	(1)

Deferred Tax Asset Valuation Allowance	$—	2	—
Investment Tax Credit Basis Adjustment – Creation of Regulatory Asset	—	(11)	—
Other	2	1	(1)

Total Federal and State Income Tax Expense	$58	$48	$39

Schedule of Income Tax Reconciliation Table

Income tax expense included in the income statements consists of the following:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Current Tax Expense (Benefit):
Federal	$(1)	$(8)	$(4)
State	—	(2)	(2)
Total Current Tax Expense (Benefit)	(1)	(10)	(6)

Federal	$54	47	38
Federal Investment Tax Credits	(4)	(1)	—
State	9	12	7

Total Deferred Tax Expense (Benefit)	59	58	45

Total Federal and State Income Tax Expense	$58	$48	$39

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
	2014	2013
	Millions of Dollars
Gross Deferred Income Tax Assets:
Capital Lease Obligations	$96	$127
Net Operating Loss Carryforwards	187	104
Customer Advances and Contributions in Aid of Construction	19	19

Alternative Minimum Tax Credit	24	24
Accrued Postretirement Benefits	23	23
Emission Allowance Inventory	10	10
Investment Tax Credit Carryforward	31	6
Other	54	38

Total Gross Deferred Income Tax Assets	444	351
Deferred Tax Assets Valuation Allowance	(2)	(2)

Gross Defined Income Tax Liabilities:
Plant - Net	(699)	(615)
Capital Lease Assets - Net	(74)	(47)
Pensions	(27)	(22)
PPFAC	(8)	(2)
Other	(24)	(20)

Total Gross Deferred Income Tax Liabilities	(832)	(706)

Net Deferred Income Tax Liabilities	$(390)	$357)

Summary of Deferred Tax Liability Not Recognized

The net deferred income tax liability on the balance sheets is as follows:

	December 31,
	2014	2013
	Millions of Dollars
Deferred Income Taxes – Current Assets	$102	$71
Deferred Income Taxes – Noncurrent Liabilities	$(492)	$(428)

Net Deferred Income Tax Liability	$(390)	$(357)

Summary of Details of Tax Carryforwards Table

As of December 31, 2014, TEP had the following carryforward amounts:

	Amount	Expiring Year
	Millions of Dollars
Federal Net Operating Loss	$507	2031-34
State Net Operating Loss	237	2016-34
State Credits	8	2016-19
Alternative Minimum Tax Credit	24	None
Investment Tax Credits	31	2032-34

Summary of Income Tax Contingencies

A reconciliation of the beginning and ending balances of unrecognized tax benefits follows:

	December 31,
	2014	2013
	Millions of Dollars
Unrecognized Tax Benefits, Beginning of Year	$2	$23
Additions Based on Tax Positions Taken in the Current Year	2	1
Reductions of Positions from Prior Year Based on Tax Authority Ruling	—	(22)

Unrecognized Tax Benefits, End of Year	$4	$2